Floating Rate Fund	07/01/2014 to 06/30/2015

ICA File Number: 811-22557
Registrant Name: T. Rowe Price Floating Rate Fund, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Floating Rate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

Floating Rate Fund

ATLAS PIPELINE 5.875% NOTES DUE AUG 1, 2023 Meeting Date: FEB 19, 2015 Record Date: FEB 19, 2015 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 04939MAJ8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Tender Date to Receive the Total Consideration, which includes the early tender premium.	Management	N/A	Yes

MATTERHORN MOBILE SA 5.38% NOTES DUE MAY 15, 2019 Meeting Date: JAN 08, 2015 Record Date: JAN 08, 2015 Meeting Type: CONSENT
Ticker: Security ID: 5779949C2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent Granted - Event or proposal approved.	Management	N/A	Yes

SCHAEFFLER FINANCE 7.75% 144A NOTES DUE FEBRUARY 15, 2017 Meeting Date: OCT 09, 2014 Record Date: OCT 09, 2014 Meeting Type: CONSENT
Ticker: Security ID: 806261AC7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent granted.	Management	N/A	Take No Action

END NPX REPORT